SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2014
SHARE CAPITAL [Abstract]
Schedule of stock by class

Authorized share capital:
(in thousands of $ except per share amount)	2014	2013
200 million common shares of $0.01 par value (2013: 50 million common shares)	2,000	500

Issued and fully paid share capital:
(in thousands of $ except per share amount)	2014	2013
80,121,550 common shares of $0.01 par value (2013: 30,472,061 common shares)	801	305